UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smith & Howard Wealth Management, LLC
Address:  171 17th Street, NW Suite 900
          Atlanta, Georgia 30363

Form 13F File Number:  028-14923

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael R. Dewitt
Title:    Member/Chief Compliance Officer
Phone:    (404) 874-6244

Signature, Place, and Date of Signing:

    /s/ Michael R. Dewitt              Atlanta, GA             August 13, 2012
    ---------------------              -----------             ---------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                         -----------

Form 13F Information Table Entry Total:          215
                                         -----------

Form 13F Information Table Value Total:  $   127,170
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number        Name

1         028-11448                   Cambridge Financial Group Inc.

             COLUMN 1                 COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
----------------------------------- ------------ --------- ----------- -------------------- ---------- -------- --------------------
                                                                                                                  VOTING AUTHORITY
                                      TITLE OF                VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   --------------------
          NAME OF ISSUER               CLASS       CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
----------------------------------- ------------ --------- ----------- ----------- --- ---- ---------- -------- ------- ------ -----
@General Motors Cl A Warrants       Equities     37045V118           0          21          SOLE                     21
@General Motors Cl B Warrants       Equities     37045V126           0          21          SOLE                     21
3M Co.                              Equities     88579Y101           9         100          SOLE                    100
A G L Resources Inc                 Equities     1204106            19         500          SOLE                    500
Abbott Laboratories                 Equities     2824100            24         375          SOLE                    375
ACE Limited                         Equities     H0023R105          19         250          SOLE                    250
Adobe Systems Inc                   Equities     00724F101           1          28          SOLE                     28
Aflac Inc                           Equities     1055102           491      11,520          SOLE                 11,520
Akamai Technologies                 Equities     00971T101       3,662     115,339          SOLE                115,339
Allegiant Travel Co                 Equities     01748X102         268       3,851          SOLE                  3,851
Allscripts Inc                      Equities     01988P108           6         504          SOLE                    504
Amazon.com Inc                      Equities     23135106          122         533          SOLE                    533
American Intl Group 21 Warrant      Equities     26874156            0          05          SOLE                      5
Amgen Inc                           Equities     31162100           15         200          SOLE                    200
Apple Inc                           Equities     37833100          325         557          OTHER      1                   557
Archer-Daniels-Midlnd Co            Equities     39483102          115       3,890          OTHER      1                       3,890
ARM Holdings PLC ADR                Equities     42068106           26       1,105          SOLE                  1,105
AT&T Inc                            Equities     00206R102         305       8,543          SOLE                  8,543
Auto Data Processing                Equities     53015103           10         185          SOLE                    185
Baidu Com Inc Adr                   Equities     56752108            5          40          SOLE                     40
Bank of America Corp                Equities     60505104           49       6,045          SOLE                  6,045
Bemis Co Inc                        Equities     81437105          113       3,610          OTHER      1                       3,610
Berkshire Hathaway Cl B             Equities     84670702        9,010     108,121          SOLE                108,121
BlackRock Invt Qlty Muni            Funds        09247D105           8         500          SOLE                    500
Boeing Co                           Equities     97023105          150       2,015          OTHER      1                 2,015
BorgWarner Inc                      Equities     99724106           73       1,118          SOLE                  1,118
Bristol-Myers Squibb Co             Equities     110122108         160       4,462          OTHER      1                 4,462
C H Robinson Worldwide              Equities     12541W209          12         201          SOLE                    201
C S X Corp                          Equities     126408103          67       3,000          SOLE                  3,000
CA Inc                              Equities     12673P105           8         300          SOLE                    300
Call Spdr S&P 500 Etf Tr            Options      78462F903          71          69          SOLE                     69
Call Spdr S&P 500 ETF Tr            Options      78462F903          63          40          SOLE                     40
Call Spdr S&P 500 ETF Tr            Options      78462F903          39          30          SOLE                     30
Cardinal Health Inc                 Equities     14149Y108         123       2,940          OTHER      1                       2,940
Caterpillar Inc                     Equities     149123101          15         180          SOLE                    180
CenturyLink Inc                     Equities     156700106          11         274          SOLE                    274
Charles Schwab Corp                 Equities     808513105           0          38          SOLE                     38
Chevron Corp                        Equities     166764100          77         730          SOLE                    730
Chubb Corp                          Equities     171232101           9         125          SOLE                    125
Cisco Systems Inc                   Equities     17275R102          41       2,397          SOLE                  2,397
Clean Energy Fuels Corp             Equities     184499101          39       2,500          SOLE                  2,500
Coach Inc                           Equities     189754104          18         315          SOLE                    315
Coca Cola Company                   Equities     191216100       1,832      23,429          SOLE                 23,429
Colgate-Palmolive Co                Equities     194162103          10         100          SOLE                    100
Comcast Corp A                      Equities     20030N101         127       3,985          OTHER      1                       3,985
Companhia De Bebidas                Equities     20441W203           1          30          SOLE                     30
ConocoPhillips                      Equities     20825C104          33         582          SOLE                    582
Consolidated Edison Inc             Equities     209115104          26         425          SOLE                    425
Cooper Industries PLC               Equities     G24140108          16         230          SOLE                    230
Core Laboratories N V               Equities     N22717107          26         223          SOLE                    223
Costco Wholesale Corp               Equities     22160K105         138       1,450          OTHER      1                 1,450
Cousins Properties Inc              Equities     222795106          24       3,088          SOLE                  3,088
CVS Caremark Corp                   Equities     126650100         150       3,217          OTHER      1                 3,217
Deere & Co                          Equities     244199105          33         413          SOLE                    413
Dell Inc                            Equities     24702R101           3         210          SOLE                    210
Delta Air Lines Inc                 Equities     247361702           0          17          SOLE                     17
Deutsche Bank New Ord               Equities     D18190898           4         100          SOLE                    100
Discover Financial Services         Equities     254709108         122       3,525          OTHER      1                       3,525
Disney Walt Co                      Equities     254687106          85       1,755          SOLE                  1,755
Dominion Resources Inc              Equities     25746U109          72       1,330          SOLE                  1,330
Du Pont E I De Nemour&Co            Equities     263534109          88       1,750          SOLE                  1,750
Duke Energy Corp                    Equities     26441C105          28       1,209          SOLE                  1,209
Duke Realty Corp                    Equities     264411505          35       2,424          SOLE                  2,424
eBay Inc                            Equities     278642103           3          80          SOLE                     80
Ecolab Inc                          Equities     278865100           9         134          SOLE                    134
Emerson Electric Co                 Equities     291011104          42         891          SOLE                    891
EOG Resources Inc                   Equities     26875P101           1          07          SOLE                      7
Expeditors Intl of Wash             Equities     302130109          39       1,016          SOLE                  1,016
ExxonMobil Corp                     Equities     30231G102         768       8,979          SOLE                  8,979
F5 Networks Inc                     Equities     315616102          85         855          OTHER      1                         855
Fastenal Co                         Equities     311900104          90       2,225          OTHER      1                 2,225
FedEx Corporation                   Equities     31428X106          15         160          SOLE                    160
Fifth Third Bancorp                 Equities     316773100          11         805          SOLE                    805
Fossil Inc                          Equities     349882100           2          26          SOLE                     26
Frontier Communications B           Equities     35906A108           7       1,847          SOLE                  1,847
General Dynamics Corp               Equities     369550108         213       3,225          OTHER      1                 3,225
General Electric Co                 Equities     369604103         183       8,804          SOLE                  8,804
General Mills Inc                   Equities     370334104           1          20          SOLE                     20
General Motors Corp                 Equities     37045V100           4         200          SOLE                    200
Genuine Parts Co                    Equities     372460105          66       1,100          SOLE                  1,100
Goldman Sachs Group Inc             Equities     38141G104           6          67          SOLE                     67
Google Inc                          Equities     38259P508          55          95          SOLE                     95
Halliburton Co Hldg Co              Equities     406216101           1          24          SOLE                     24
Heckmann Corp                       Equities     422680108          17       5,000          SOLE                  5,000
Hewlett-Packard Co                  Equities     428236103          19         956          SOLE                    956
Home Depot Inc                      Equities     437076102         476       8,983          OTHER      1                 8,983
Honeywell International             Equities     438516106           1          17          SOLE                     17
Humana Inc                          Equities     444859102         100       1,285          OTHER      1                       1,285
Illumina Inc                        Equities     452327109          12         305          SOLE                    305
Intel Corp                          Equities     458140100         160       5,985          OTHER      1                 5,985
Intl Business Machines              Equities     459200101         194         994          OTHER      1                   994
Intl Flavors & Fragrances           Equities     459506101          16         300          SOLE                    300
Intuit Inc                          Equities     461202103          61       1,022          SOLE                  1,022
Intuitive Surgical Inc              Equities     46120E602          50          91          SOLE                     91
iPath DJ-UBS Commodity ETN          User-Defined 06738C778          18         460          SOLE                    460
iShares Barclays 1-3 Yr Tr Bd       Equities     464287457         220       2,604          SOLE                  2,604
iShares iBoxx High Yld Corp Bd      Equities     464288513         674       7,386          SOLE                  7,386
iShares iBoxx Invt Gr Corp Bd       Equities     464287242         143       1,212          SOLE                  1,212
Ishares Msci Acwi Ex US             Equities     464288240      10,754     289,170          SOLE                289,170
iShares MSCI Emrg Mkt Fd            Equities     464287234          21         528          SOLE                    528
iShares MSCI Germany                Equities     464286806       4,235     213,904          SOLE                213,904
iShares MSCI Hong Kong              Funds        464286871          29       1,750          SOLE                  1,750
iShares Russell 1000 Growth         Equities     464287614       9,492     150,114          SOLE                150,114
iShares Russell 1000 Value          Equities     464287598         715      10,478          SOLE                 10,478
iShares Russell 2000                Equities     464287655           8         100          SOLE                    100
iShares Russell 2000 Value          Equities     464287630          10         137          SOLE                    137
iShares Russell Microcap            Equities     464288869          16         323          SOLE                    323
iShares Russell Mid Value           Equities     464287473         242       5,231          SOLE                  5,231
iShares Russell Midcap Growth       Equities     464287481          98       1,650          SOLE                  1,650
iShares S&P Midcap 400 Growth       Equities     464287606       6,793      64,174          SOLE                 64,174
iShares S&P S/T AMT Fr Muni         Equities     464288158          66         616          SOLE                    616
iShares Tr Cohen & Steer Rlty       Equities     464287564           1          16          SOLE                     16
iShares Tr Lehman Bd Fd             Equities     464287226           5          44          SOLE                     44
iShares Tr S&P 500                  Equities     464287200          79         580          SOLE                    580
Ishares Tr S&P Global               Equities     464287291          36         560          SOLE                    560
J M Smuckers Co                     Equities     832696405           0          05          SOLE                      5
J P Morgan Chase & Co               Equities     46625H100          93       2,600          SOLE                  2,600
JB Hunt Transport Svcs              Equities     445658107          15         257          SOLE                    257
Johnson & Johnson                   Equities     478160104          94       1,385          SOLE                  1,385
Johnson Controls Inc                Equities     478366107         137       4,954          OTHER      1                 4,954
JPMorgan Alerian MLP Index          User-Defined 46625H365       8,530     220,074          SOLE                220,074
Kellogg Co                          Equities     487836108          12         250          SOLE                    250
Kimberly-Clark Corp                 Equities     494368103           1          13          SOLE                     13
Kinder Morgan Energy LP             User-Defined 494550106          14         181          SOLE                    181
Kinder Morgan Inc 17wts             Equities     49456B119           2         936          SOLE                    936
Kraft Foods Inc                     Equities     50075N104           4         110          SOLE                    110
Linkedin Corp                       Equities     53578A108           6          60          SOLE                     60
M B I A Inc                         Equities     55262C100          38       3,500          SOLE                  3,500
Manhattan Associates Inc            Equities     562750109       1,419      31,049          SOLE                 31,049
Masco Corp                          Equities     574599106         125       9,010          OTHER      1                       9,010
McCormick & Co Inc                  Equities     579780206          12         200          SOLE                    200
McDonald's Corp                     Equities     580135101         248       2,796          OTHER      1                 2,796
Medtronic Inc                       Equities     585055106           1          13          SOLE                     13
Mentor Graphics Corp                Equities     587200106          62       4,100          SOLE                  4,100
Merck & Co Inc                      Equities     58933Y105         163       3,904          OTHER      1                 3,904
Microsoft Corp                      Equities     594918104          49       1,592          SOLE                  1,592
Monsanto Co                         Equities     61166W101          19         232          SOLE                    232
National Oilwell Varco Inc          Equities     637071101           1          11          SOLE                     11
Natl Westminster Bk 7.763% C A      Equities     638539882           9         400          SOLE                    400
Newpark Resources Inc               Equities     651718504           1         164          SOLE                    164
NextEra Energy                      Equities     65339F101          18         260          SOLE                    260
Nike Inc B                          Equities     654106103           9         100          SOLE                    100
Nuveen Muni High Incm Fd            Funds        670682103          27       2,000          SOLE                  2,000
Old National Bancorp                Equities     680033107           7         600          SOLE                    600
Omnicom Group Inc                   Equities     681919106           1          21          SOLE                     21
Oneok Inc                           Equities     682680103           2          50          SOLE                     50
ONEOK Partners LP                   User-Defined 68268N103          13         238          SOLE                    238
O'REILLY AUTOMOTIVE                 Equities     67103H107         106       1,265          OTHER      1                       1,265
Overstock.com Inc                   Equities     690370101           1         100          SOLE                    100
PACCAR Inc                          Equities     693718108           5         122          SOLE                    122
Parker-Hannifin Corp                Equities     701094104           0          06          SOLE                      6
PepsiCo Inc                         Equities     713448108          28         396          SOLE                    396
Philip Morris Intl Inc              Equities     718172109           5          60          SOLE                     60
Phillips                            Equities     718546104          10         291          SOLE                    291
PowerShs Dyn Pharmaceuticals        Funds        73935X799         126       3,811          SOLE                  3,811
PowerShs QQQ                        Funds        73935A104          16         250          SOLE                    250
PowerShs VRDO Tax Free Wkly         Funds        73936T433         232       9,271          SOLE                  9,271
PowerShs Zacks Micro Cap            Funds        73935X740           1          71          SOLE                     71
PPG Industries Inc                  Equities     693506107          35         330          SOLE                    330
Procter & Gamble Co                 Equities     742718109          94       1,527          SOLE                  1,527
ProShares Short 20+ Yr Tr           Funds        74347X849         115       3,941          SOLE                  3,941
Put Spdr S&P 500 Etf Tr             Options      78462F903          20          13          SOLE                     13
Qualcomm Inc                        Equities     747525103          16         289          SOLE                    289
Raytheon Company                    Equities     755111507           1          15          SOLE                     15
Regions Financial Corp              Equities     7591EP100           6         818          SOLE                    818
Ross Stores Inc                     Equities     778296103          37         600          SOLE                    600
Royal Caribbean Cruises Ltd         Equities     V7780T103           5         200          SOLE                    200
Royal Dutch Shell A ADR             Equities     780259206          14         207          SOLE                    207
Royal Dutch Shell B Adrf            Equities     780259107          16         226          SOLE                    226
Salesforce.com                      Equities     79466L302          16         118          SOLE                    118
Schlumberger Ltd                    Equities     806857108          11         163          SOLE                    163
Schwab US Broad Mkt                 Funds        808524102         125       3,838          SOLE                  3,838
Sector Spdr Tr Shs Ben Int Te       Equities     81369Y803       5,708     198,719          SOLE                198,719
Sempra Energy                       Equities     816851109           1          19          SOLE                     19
Sequenom Inc                        Equities     817337405         112      27,662          SOLE                 27,662
Siemens A G Adr                     Equities     826197501           2          20          SOLE                     20
Southern Company                    Equities     842587107         127       2,741          SOLE                  2,741
SPDR MSCI All World Ex-US           Equities     78463X848         561      19,624          SOLE                 19,624
SPDR S&P 500                        Equities     78462F103         788       5,793          SOLE                  5,793
SPDR S&P Dividend                   Equities     78464A763      13,130     235,947          SOLE                235,947
SPDR Select Health Care             Equities     81369Y209       1,727      45,449          SOLE                 45,449
SPDR Utilities Select               Equities     81369Y886          21         570          SOLE                    570
Spectra Energy Corp                 Equities     847560109         119       4,107          OTHER      1                 4,107
SunTrust Banks Inc                  Equities     867914103         289      11,909          SOLE                 11,909
Synovus Financial Corp              Equities     87161C105          65      33,000          SOLE                 33,000
Sysco Corp                          Equities     871829107         117       3,935          OTHER      1                       3,935
Target Corporation                  Equities     87612e106         118       2,035          OTHER      1                       2,035
Teva Pharma Indus Ltd ADR           Equities     881624209          88       2,242          SOLE                  2,242
Texas Instruments Inc               Equities     882508104           9         325          SOLE                    325
The Travelers Cos Inc               Equities     89417e109           9         141          SOLE                    141
Transcept Pharma Inc                Equities     89354M106         155      25,000          SOLE                 25,000
U S Bancorp                         Equities     902973304         121       3,750          OTHER      1                       3,750
Union Pacific Corp                  Equities     907818108         187       1,569          SOLE                  1,569
United Parcel Service Inc           Equities     911312106          13         166          SOLE                    166
United Technologies Corp            Equities     913017109          76       1,000          SOLE                  1,000
Unitedhealth Group Inc.             Equities     91324P102         116       1,985          OTHER      1                       1,985
Unum Group                          Equities     91529Y106           7         370          SOLE                    370
Urstadt Biddle Properties           Equities     917286106          10         500          SOLE                    500
V F Corporation                     Equities     918204108         105         785          OTHER      1                         785
Vanguard Emg Mkts Stk               Funds        922042858         214       5,370          SOLE                  5,370
Vanguard FTSE All Wld ex-US         Equities     922042775         466      11,368          SOLE                 11,368
Vanguard Growth                     Equities     922908736         819      12,044          SOLE                 12,044
Vanguard S&P 500 Etf                Equities     921932505           2          37          SOLE                     37
Vanguard Total Stk Mkt              Equities     922908769      26,436     379,277          SOLE                379,277
Verisk Analytics Inc                Equities     92345Y106          25         508          SOLE                    508
Verizon Communications              Equities     92343V104          10         236          SOLE                    236
Visa Inc                            Equities     92826C839          12         100          SOLE                    100
Walgreen Company                    Equities     931422109         115       3,888          OTHER      1                 3,888
Wal-Mart Stores Inc                 Equities     931142103         230       3,293          OTHER      1                 3,293
Warren Resources Inc                Equities     93564A100           3       1,271          SOLE                  1,271
Wells Fargo Co                      Equities     949746101         185       5,527          SOLE                  5,527
WGL Holdings Inc                    Equities     92924F106          14         340          SOLE                    340
WisdomTree Emg Mkts Equity          Funds        97717W315       7,878     152,057          SOLE                152,057
World Fuel Services Corp            Equities     981475106           0          12          SOLE                     12
Zimmer Holdings Inc                 Equities     98956P102           8         132          SOLE                    132